Condensed consolidated statements of operations - USD ($) shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Sales (including 4,902 and 2,384 of sales to related parties for the six months ended, June 30, 2021 and June 30, 2020, respectively)	$ 35,536	$ 25,820
Cost of sales (including depreciation and impairment of 1,221 and 1,602 and purchases from related parties of 1,150 and 571 for the six months ended June 30, 2021 and June 30, 2020, respectively)	27,402	25,459
Gross margin	8,134	361
Selling, general and administrative expenses	1,061	967
Operating income (loss)	7,073	(606)
Income from investments in associates, joint ventures and other investments	1,043	127
Financing costs - net (note 6 and note 7)	(594)	(642)
Income (loss) before taxes	7,522	(1,121)
Income tax expense (note 5)	(946)	(524)
Net income (loss) (including non-controlling interests)	6,576	(1,645)
Net income (loss) attributable to:
Equity holders of the parent	6,290	(1,679)
Non-controlling interests	$ 286	$ 34
Earnings (loss) per common share (in U.S. dollars) (see note 4):
Basic (in USD per share)	$ 5.40	$ (1.57)
Diluted (in USD per share)	$ 5.39	$ (1.57)
Weighted average common shares outstanding (in millions) (see note 4):
Basic (in shares)	1,165	1,066
Diluted (in shares)	1,168	1,066